Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Other Accounts Payable and Accrued Expenses [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6:   OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2021	2020
Paycheck protection program loan(1)	$—	$21
Employees liabilities	468	253
Accrued expenses	273	37
Government institutions	4	5
	$745	$316

(1)      See Note 7d regarding the United States Small Business Administration assistance to businesses and loans provided.